Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay for Performance Table ($)

					Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (1) (2)	Average Summary Compensation Table Total for non-CEO NEOs ($) (1)	Average Compensation Actually Paid to non-CEO NEOs ($) (1) (3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income ($ in 000s)	Company Selected Measure: EBITDA ($ in 000's) (5)
2023	4,544,288	8,021,428	931,558	1,282,704	245.82	139.82	92,598	146,029
2022	3,940,844	4,513,915	809,646	830,482	172.43	116.77	66,496	113,405
2021	3,674,319	4,753,955	802,388	954,378	167.07	145.80	60,884	106,465
2020	2,060,334	3,391,471	532,887	742,814	146.39	117.56	49,343	90,227

(1)
The CEO for all periods presented is Mr. Bockhorst. The other NEO's for 2023 include Mr. Wrocklage, Mr. Htwe, Ms. Stoll and Ms. Hopkins. For 2022 the other NEOs included Mr. Wrocklage, Ms. Stoll, Mr. William R.A. Bergum and Ms. Karen M. Bauer. For 2021 the other NEOs included Mr. Wrocklage, Ms. Stoll, Mr. Gregory M. Gomez, retired Vice President, Flow Instrumentation and International Utility Water and Mr. Bergum. For 2020 the other NEOs included Mr. Wrocklage, Ms. Stoll, Mr. Gomez and Mr. William J. Parisen, retired Vice President, Global Operations.
(2)
Compensation actually paid to the CEO for each year presented includes the summary compensation table total, less the grant date fair value of that year's stock and option awards, adjusted for the following equity compensation items. Note that the assumptions used in calculating these fair values did not differ materially from the assumptions used to calculate the fair value of the equity awards at the time of grant.
a.
For 2023, (i) for restricted stock awards: $734,338 for the fair value as of the end of the year of awards granted during the year, $182,403 gain as of the end of the year on awards that were granted in a prior year and remained unvested and $91,952 gain on vesting prior year awards; (ii) for performance share awards: $2,570,261 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and $1,326,236 gain as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remained unvested; (iii) for stock options: $437,280 gain as of the end of the year on awards that were granted in a prior year and remained unvested and $97,290 gain on vesting prior year awards.
(3)
The average compensation actually paid to the non-CEO NEOs for each year presented includes the summary compensation table total average, less the average stock awards grant date fair value of current year grants, adjusted for the following equity compensation items (all representing averages). Note that the assumptions used in calculating these fair values did not differ materially from the assumptions used to calculate the fair value of the equity awards at the time of grant.
a.
For 2023, (i) for restricted stock awards: $148,851 for the fair value as of the end of the year of awards granted during the year, $35,354 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $29,671 gain on vesting prior year awards (ii) for performance share awards: $211,371 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and $117,017 gain as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remain unvested; (i) for stock options: $39,691 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $7,703 gain on vesting prior year awards.
(4)
The peer group used for purposes of this disclosure is consistent with the peer group used in the respective years' Proxy Compensation Discussion and Analysis (CD&A). For 2023, the individual companies are listed within this Proxy CD&A. For 2022, it includes those same companies plus Evoqua Water Technologies which was subsequently acquired. For 2021, it includes the 2022 companies plus SPX Flow, Inc. which was subsequently acquired. For 2020, the companies include A. O. Smith, CIRCOR International, ESCO Technologies, Franklin Electric Co., Gormann-Rupp, Helios, Itron, Inc., Lindsay Corporation, Mueller Water Products, Northwest Pipe Co., Perma-Pipe, Rexnord Corporation and Watts Water Technologies.
(5)
We generally define EBITDA as GAAP net income plus interest, income taxes, depreciation and amortization.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
The CEO for all periods presented is Mr. Bockhorst. The other NEO's for 2023 include Mr. Wrocklage, Mr. Htwe, Ms. Stoll and Ms. Hopkins. For 2022 the other NEOs included Mr. Wrocklage, Ms. Stoll, Mr. William R.A. Bergum and Ms. Karen M. Bauer. For 2021 the other NEOs included Mr. Wrocklage, Ms. Stoll, Mr. Gregory M. Gomez, retired Vice President, Flow Instrumentation and International Utility Water and Mr. Bergum. For 2020 the other NEOs included Mr. Wrocklage, Ms. Stoll, Mr. Gomez and Mr. William J. Parisen, retired Vice President, Global Operations.

Peer Group Issuers, Footnote
(4)
The peer group used for purposes of this disclosure is consistent with the peer group used in the respective years' Proxy Compensation Discussion and Analysis (CD&A). For 2023, the individual companies are listed within this Proxy CD&A. For 2022, it includes those same companies plus Evoqua Water Technologies which was subsequently acquired. For 2021, it includes the 2022 companies plus SPX Flow, Inc. which was subsequently acquired. For 2020, the companies include A. O. Smith, CIRCOR International, ESCO Technologies, Franklin Electric Co., Gormann-Rupp, Helios, Itron, Inc., Lindsay Corporation, Mueller Water Products, Northwest Pipe Co., Perma-Pipe, Rexnord Corporation and Watts Water Technologies.

PEO Total Compensation Amount	$ 4,544,288	$ 3,940,844	$ 3,674,319	$ 2,060,334
PEO Actually Paid Compensation Amount	$ 8,021,428	4,513,915	4,753,955	3,391,471
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to the CEO for each year presented includes the summary compensation table total, less the grant date fair value of that year's stock and option awards, adjusted for the following equity compensation items. Note that the assumptions used in calculating these fair values did not differ materially from the assumptions used to calculate the fair value of the equity awards at the time of grant.
a.
For 2023, (i) for restricted stock awards: $734,338 for the fair value as of the end of the year of awards granted during the year, $182,403 gain as of the end of the year on awards that were granted in a prior year and remained unvested and $91,952 gain on vesting prior year awards; (ii) for performance share awards: $2,570,261 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and $1,326,236 gain as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remained unvested; (iii) for stock options: $437,280 gain as of the end of the year on awards that were granted in a prior year and remained unvested and $97,290 gain on vesting prior year awards.

Non-PEO NEO Average Total Compensation Amount	$ 931,558	809,646	802,388	532,887
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,282,704	830,482	954,378	742,814
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The average compensation actually paid to the non-CEO NEOs for each year presented includes the summary compensation table total average, less the average stock awards grant date fair value of current year grants, adjusted for the following equity compensation items (all representing averages). Note that the assumptions used in calculating these fair values did not differ materially from the assumptions used to calculate the fair value of the equity awards at the time of grant.
a.
For 2023, (i) for restricted stock awards: $148,851 for the fair value as of the end of the year of awards granted during the year, $35,354 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $29,671 gain on vesting prior year awards (ii) for performance share awards: $211,371 fair value as of the end of the year at the projected vesting achievement of awards granted during the year and $117,017 gain as of the end of the year at the projected vesting achievement of awards that were granted in a prior year and remain unvested; (i) for stock options: $39,691 gain as of the end of the year on awards that were granted in a prior year and remain unvested and $7,703 gain on vesting prior year awards.

Compensation Actually Paid vs. Total Shareholder Return

Overall Pay Versus Performance

The following descriptions have been grouped together in providing information relevant to the relationships between CEO and other NEO average compensation actually paid (as defined) compared to the company's Total Shareholder Return ("TSR"), Net Income and EBITDA performance.

From 2020 to 2021, the percent increase in compensation actually paid (as defined) was 40% and 28% for the CEO and other NEOs, respectively. This compares to an increase in net income of 23%, an 18% improvement in EBITDA and a 14% TSR which indicates strong alignment. The 2020 actual compensation was impacted negatively by two primary items. First, as previously noted, the 2020 figures include the impact of a temporary 20% base salary reduction. In addition, no LTIP cash bonus was earned in 2020 based on the prior three-year performance criteria. Together, these had the impact of modestly inflating the year-over-year percentage increase in compensation actually paid (as defined), which further reinforces the alignment of pay to performance.

From 2021 to 2022, the percent change in compensation actually paid (as defined) reflected a modest decrease of 5% and 13% for the CEO and other NEOs, respectively. This compares to an increase in net income of 9%, a 7% improvement in EBITDA and a 3% TSR. There is strong alignment in actual compensation and performance.

From 2022 to 2023, the percent change in compensation actually paid (as defined) reflected an increase of 78% and 54% for the CEO and other NEOs, respectively. This compares to an increase in net income of 39%, a 29% improvement in EBITDA and a 42% improvement in the company's stock price in 2023. This combination of robust financial performance along with meaningful stock price appreciation demonstrates the strong alignment in actual compensation and performance. Note that the difference between the CEO and other NEOs increase in compensation actually paid (as defined) is primarily the result of the LTIP award weighting noted above, whereby the CEO's LTIP composition is 70% PSUs/30% RS, compared to the other NEOs at a 50%/50% weighting.

In summary, the company's compensation actually paid (as defined) appears strongly aligned with our performance and the economic interests of our shareholders.

Compensation Actually Paid vs. Net Income

Overall Pay Versus Performance

The following descriptions have been grouped together in providing information relevant to the relationships between CEO and other NEO average compensation actually paid (as defined) compared to the company's Total Shareholder Return ("TSR"), Net Income and EBITDA performance.

From 2020 to 2021, the percent increase in compensation actually paid (as defined) was 40% and 28% for the CEO and other NEOs, respectively. This compares to an increase in net income of 23%, an 18% improvement in EBITDA and a 14% TSR which indicates strong alignment. The 2020 actual compensation was impacted negatively by two primary items. First, as previously noted, the 2020 figures include the impact of a temporary 20% base salary reduction. In addition, no LTIP cash bonus was earned in 2020 based on the prior three-year performance criteria. Together, these had the impact of modestly inflating the year-over-year percentage increase in compensation actually paid (as defined), which further reinforces the alignment of pay to performance.

From 2021 to 2022, the percent change in compensation actually paid (as defined) reflected a modest decrease of 5% and 13% for the CEO and other NEOs, respectively. This compares to an increase in net income of 9%, a 7% improvement in EBITDA and a 3% TSR. There is strong alignment in actual compensation and performance.

From 2022 to 2023, the percent change in compensation actually paid (as defined) reflected an increase of 78% and 54% for the CEO and other NEOs, respectively. This compares to an increase in net income of 39%, a 29% improvement in EBITDA and a 42% improvement in the company's stock price in 2023. This combination of robust financial performance along with meaningful stock price appreciation demonstrates the strong alignment in actual compensation and performance. Note that the difference between the CEO and other NEOs increase in compensation actually paid (as defined) is primarily the result of the LTIP award weighting noted above, whereby the CEO's LTIP composition is 70% PSUs/30% RS, compared to the other NEOs at a 50%/50% weighting.

In summary, the company's compensation actually paid (as defined) appears strongly aligned with our performance and the economic interests of our shareholders.

Compensation Actually Paid vs. Company Selected Measure

Overall Pay Versus Performance

The following descriptions have been grouped together in providing information relevant to the relationships between CEO and other NEO average compensation actually paid (as defined) compared to the company's Total Shareholder Return ("TSR"), Net Income and EBITDA performance.

From 2020 to 2021, the percent increase in compensation actually paid (as defined) was 40% and 28% for the CEO and other NEOs, respectively. This compares to an increase in net income of 23%, an 18% improvement in EBITDA and a 14% TSR which indicates strong alignment. The 2020 actual compensation was impacted negatively by two primary items. First, as previously noted, the 2020 figures include the impact of a temporary 20% base salary reduction. In addition, no LTIP cash bonus was earned in 2020 based on the prior three-year performance criteria. Together, these had the impact of modestly inflating the year-over-year percentage increase in compensation actually paid (as defined), which further reinforces the alignment of pay to performance.

From 2021 to 2022, the percent change in compensation actually paid (as defined) reflected a modest decrease of 5% and 13% for the CEO and other NEOs, respectively. This compares to an increase in net income of 9%, a 7% improvement in EBITDA and a 3% TSR. There is strong alignment in actual compensation and performance.

From 2022 to 2023, the percent change in compensation actually paid (as defined) reflected an increase of 78% and 54% for the CEO and other NEOs, respectively. This compares to an increase in net income of 39%, a 29% improvement in EBITDA and a 42% improvement in the company's stock price in 2023. This combination of robust financial performance along with meaningful stock price appreciation demonstrates the strong alignment in actual compensation and performance. Note that the difference between the CEO and other NEOs increase in compensation actually paid (as defined) is primarily the result of the LTIP award weighting noted above, whereby the CEO's LTIP composition is 70% PSUs/30% RS, compared to the other NEOs at a 50%/50% weighting.

In summary, the company's compensation actually paid (as defined) appears strongly aligned with our performance and the economic interests of our shareholders.

Total Shareholder Return Vs Peer Group

Relationship Between Company and Peer TSR

As reflected in the above table, the company's TSR has consistently outperformed the relevant peer group's TSR over the performance periods which is reflective of the company's sales outperformance in relation to competitors with its differentiated portfolio of water management solutions, as well as its consistent operating execution during the COVID pandemic and subsequent macro challenges of supply chain and inflation. In addition, the company has increased its annual dividend rate for 31 consecutive years, which is positively reflected in the TSR calculation which includes the reinvestment of dividends.

Tabular List, Table

Other Performance Measures

Inclusive of the company selected financial performance measure included in the table above, the following performance measures are considered to be important in evaluating the link between executive compensation and company performance:

Other Performance Measures
EBITDA
Absolute free cash flow
Free cash flow conversion of net earnings
Return on invested capital

Total Shareholder Return Amount	$ 245.82	172.43	167.07	146.39
Peer Group Total Shareholder Return Amount	139.82	116.77	145.8	117.56
Net Income (Loss)	$ 92,598,000	$ 66,496,000	$ 60,884,000	$ 49,343,000
Company Selected Measure Amount	146,029,000	113,405,000	106,465,000	90,227,000
PEO Name	Mr. Bockhorst	Mr. Bockhorst	Mr. Bockhorst	Mr. Bockhorst
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description	(5) We generally define EBITDA as GAAP net income plus interest, income taxes, depreciation and amortization.
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute free cash flow
Measure:: 3
Pay vs Performance Disclosure
Name	Free cash flow conversion of net earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Return on invested capital
PEO | Restricted Stock Awards For Fair Value As Of End Of Year Of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 734,338,000
PEO | Restricted Stock Awards Gain As Of End Of Year On Awards Granted In Prior Year And Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,403,000
PEO | Restricted Stock Awards Gain (Loss) On Vesting Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,952,000
PEO | Performance Share Awards Fair Value As Of End Of Year At Projected Vesting Achievement Of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,570,261,000
PEO | Performance Share Awards Gain As Of End Of Year At Projected Vesting Achievement Of Awards Granted In Prior Year And Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,326,236,000
PEO | Stock Options Gain As Of End Of The Year On Awards Granted In Prior Year And Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	437,280,000
PEO | Stock Options Gain (Loss) On Vesting Prior Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,290,000
Non-PEO NEO | Restricted Stock Awards For Fair Value As Of End Of Year Of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,851,000
Non-PEO NEO | Restricted Stock Awards Gain As Of End Of Year On Awards Granted In Prior Year And Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,354,000
Non-PEO NEO | Restricted Stock Awards Gain (Loss) On Vesting Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,671,000
Non-PEO NEO | Performance Share Awards Fair Value As Of End Of Year At Projected Vesting Achievement Of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	211,371,000
Non-PEO NEO | Performance Share Awards Gain As Of End Of Year At Projected Vesting Achievement Of Awards Granted In Prior Year And Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,017,000
Non-PEO NEO | Stock Options Gain As Of End Of The Year On Awards Granted In Prior Year And Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,691,000
Non-PEO NEO | Stock Options Gain (Loss) On Vesting Prior Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,703,000